Income Taxes (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2020
Statutory federal income tax rate			$ (1,937)		$ (2,789,875)
Change in valuation allowance			2,494		3,412,397
Income tax provision	$ (40,425)	$ (15,244)	$ 0		$ (87,882)
Statutory federal income tax rate (in percent)					21.00%
Therapeutics Acquisition Corp.
Statutory federal income tax rate				$ (65,000)
Change in valuation allowance				65,000
Income tax provision				$ 0
Statutory federal income tax rate (in percent)				21.00%
Change in valuation allowance (in percent)				(21.00%)
Income tax provision (in Percent)				(0.00%)